Travel Accounts Payable - Schedule of Travel Accounts Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	$ 263,530	$ 229,435
Hotels and Other Travel Service Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	172,393	131,744
Cancelled reservations pending payment to travelers [member]
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	71,301	90,764
Airlines [member]
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	$ 19,836	$ 6,927